Secured Note (Details Narrative) - Purchase Agreement [Member]	Feb. 27, 2020 USD ($)
Proceeds from sale	$ 1,000,000
Debt instrument, interest rate	7.25%
Debt instrument, maturity date	Aug. 31, 2020